Investments (Investment Related Gains (Losses) Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities [Abstract]
Other-than-temporary impairments on fixed maturity securities	$ (12,654)	$ (15,908)	$ (30,873)
Portion of loss recognized in accumulated other comprehensive income (before taxes)	(247)	(7,618)	3,924
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	(12,901)	(23,526)	(26,949)
Impairment Losses On Equity Securities	0	(3,025)	(4,116)
Available-for-sale Securities, Gross Realized Gains	82,744	145,268	132,045
Available-for-sale Securities, Gross Realized Losses	(60,575)	(27,474)	(26,996)
Other Impairment Losses And Change In Mortgage Loan Provision	(6,933)	(16,602)	(10,238)
Derivatives And Other Investments Net	61,655	179,495	(99,802)
Realized Investment Gains (Losses)	$ 63,990	$ 254,136	$ (36,056)